Expense Example, No Redemption - FidelityGovernmentIncomeFund-AMCIZPRO - FidelityGovernmentIncomeFund-AMCIZPRO - Fidelity Government Income Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Government Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 477
3 Years	642
5 Years	821
10 Years	1,339
Fidelity Advisor Government Income Fund - Class C
Expense Example, No Redemption:
1 Year	157
3 Years	486
5 Years	839
10 Years	1,632
Fidelity Advisor Government Income Fund - Class M
Expense Example, No Redemption:
1 Year	475
3 Years	633
5 Years	805
10 Years	1,305
Fidelity Advisor Government Income Fund - Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Advisor Government Income Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500